Fair Value (Tables)	6 Months Ended
Sep. 30, 2022
Fair Value Disclosures [Abstract]
Schedule of assets measured at fair value on a recurring basis
	As of September 30, 2022
	Carrying	Fair Value
	Value	Level 1	Level 2	Level 3	Total
Assets:
Securities owned, at fair value	$2,013,675	$2,013,675	$-	$-	$2,013,675
Total assets at fair value	$2,013,675	$2,013,675	$-	$-	$2,013,675

	As of March 31, 2022
	Carrying	Fair Value
	Value	Level 1	Level 2	Level 3	Total
Assets:
Securities owned, at fair value	$1,288,747	$1,288,747	$-	$-	$1,288,747
Total assets at fair value	$1,288,747	$1,288,747	$-	$-	$1,288,747